13F-HR
				12/31/00

					0000791214
    				g$caw8qs

					NONE
		1

    					A. Duleep-Hill
     				203-761-9600

					anna@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 September 30, 2000

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut            January 24, 2001


Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	76

Form 13F Information Table Value Total:	$516,666

List of Other Included Managers:		None


Name of Issuer          Class    Cusip     Value (x$1000) Shares
AMBAC                   common   023139108         3499    60000
Acxiom                  common   005125109         3504    90000
Advance Paradigm        common   00790K109         3413    75000
Affiliated Computer     common   008190100        16204   267000
Albany Molecular        common   012423109         4930    80000
Alza                    common   022615108        26988   635000
Americredit             common   03060R101         3406   125000
Anaren Microwave        common   032744104         2352    35000
Aremissoft              common   040026106         2348    55000
Barr Labs               common   068306109         2918    40000
Barra                   common   068313105         3770    80000
Belfuse B               common   077347300         4028    90000
Biomet                  common   090613100         2381    60000
Biovail                 common   09067J109        14099   363000
Bisys                   common   055472104         2606    50000
C I S C O               common   17275R102          234     6123
Cephalon                common   156708109          232     3665
Cerner                  common   156782104         2313    50000
Checkpoint Software     common   M22465104        15360   115000
Cheesecake Factory      common   163072101         2610    68000
Choicepoint             common   170388102        13571   207000
Christopher & Banks     common   171046105         1409    50000
Cintas                  common   172908105          230     4327
Citigroup               common   172967101          228     4468
Comverse Technologies   common   205862402         2607    24000
Concord EFS             common   206197105        16659   379150
Coventry                common   222862104         2002    75000
DST                     common   233326107        19899   297000
Dianon Systems          common   252826102         3949    90000
Dynegy                  common   26816Q101         4709    84000
Eaton Vance             common   278265103          231     7160
Emulex                  common   292475209        17906   224000
Ericsson                common   294821400          229    20452
Exxon Mobil             common   30231G102          231     2652
Federated Investors     common   314211103         1456    50000
Fidelity National Financcommon   316326107          227     6138
Filenet                 common   316869106         2044    75000
Forest Laboratories     common   345838106        12756    96000
General Electric        common   369604103          230     4807
Genzyme                 common   372917104        13491   150000
Green Mountain Coffee   common   393122106         1500    30000
IDEC Pharmaceuticals    common   449370105          221     1167
Intel                   common   458140100          229     7619
Intl Game Technology    common   459902102        16800   350000
Key Production          common   493138101         3524   105000
King Pharmaceutical     common   495582108        17160   332000
L3 Communications       common   502424104        15323   199000
Laboratory Crp Amer     common   50540R409        23232   132000
Lennar                  common   526057104         2900    80000
MAPINFO                 common   565105103         3308    70000
Manhattan Associates    common   562750109         1705    40000
Microsoft               common   594918104          229     5279
Millennium Pharmaceuticacommon   599902103          229     3700
Oracle                  common   68389X105          227     7795
PPL                     common   69351T106        12246   271000
Perkin Elmer            common   714046109        16065   153000
Pfizer                  common   717081103          230     4990
Pharm Prod Dev          common   717124101        16645   335000
Powerwave               common   739363109        11993   205000
Professional Detailing  common   74312N107        10682   101000
Pulte                   common   745867101         3164    75000
Quest Diagnostics       common   74834L100        11928    84000
SEI Investment          common   784117103        23744   212000
Serena Software         common   817492101         4454   130100
Sun Microsystems        common   866810104          228     8195
Sunguard Data           common   867363103        15127   321000
Sysco                   common   871829107        10320   344000
Taro Pharmaceutical     common   M8737E108         4349   140000
Tetra Tech              common   88162G103         4144   130000
Timberland              common   887100105         7585   113428
Toll Brothers           common   889478103         2861    70000
Trigon Healthcare       common   89618L100         8326   107000
United Healthcare       common   91324P102        15712   256000
Universal Health        common   913903100          235     2105
Waters                  common   941848103          231     2765
Wellpoint Health        common   94973H108        18555   161000